CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 2,028	$ 97,833	$ (95,469)	$ 4,392
Balance, shares at Dec. 31, 2021	2,823,938
Conversion of loans	$ 36	175		211
Conversion of loans (Shares)	54,396
Exercise of options	$ 1			1
Exercise of options (Shares)	1,650
Share based compensation		138		138
Share Issuance for a total consideration of issuance expenses	$ 992	4,854		5,846
Share Issuance for a total consideration of issuance expenses (Shares)	1,326,343
Net loss			(7,457)	(7,457)
Balance at Dec. 31, 2022	$ 3,057	103,000	(102,926)	$ 3,131
Balance, shares at Dec. 31, 2022	4,206,327			4,206,327
Exercise of options and warrants	$ 718	2,574,451		$ 3,292
Exercise of options and warrants, shares	1,081,250
Conversion of loans	$ 361	531		892
Conversion of loans (Shares)	518,644
Share based compensation		243		243
Share Issuance for a total consideration of issuance expenses	$ 4,958	(3,678)		1,280
Share Issuance for a total consideration of issuance expenses (Shares)	7,484,820
Net loss			(4,022)	(4,022)
Balance at Dec. 31, 2023	$ 9,094	$ 102,670	$ (106,948)	$ 4,816
Balance, shares at Dec. 31, 2023	13,291,041			13,291,028